Filed pursuant to Rule 497(e)

File Nos. 333-28339 and 811-08239

PROFUNDS

UltraChina ProFund

UltraShort China ProFund

Supplement dated June 13, 2008 to the

Prospectus dated February 5, 2008 (the “Prospectus”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “ProFunds Management” and in the SAI under the heading “Management of ProFunds” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-28339 and 811-08239

PROFUNDS

Supplement dated June 13, 2008 to the

Prospectuses dated December 1, 2007 and Statement of Additional Information dated December 1, 2007,

as supplemented on February 5, 2008 (respectively, the “Prospectus” and the “SAI”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “ProFunds Management” and in the SAI under the heading “Management of ProFunds” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-28339 and 811-08239

PROFUNDS VP

Supplement dated June 13, 2008 to the

Prospectus and Statement of Additional Information each dated May 1, 2008

(respectively, the “Prospectus” and the “SAI”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “ProFunds Management” and in the SAI under the heading “Management of ProFunds” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-28339 and 811-08239

PROFUNDS

Supplement dated June 13, 2008 to the

Prospectus dated March 22, 2007 and Statement of Additional Information dated December 1, 2007,

as supplemented on February 5, 2008 (respectively, the “Prospectus” and the “SAI”)

Effective immediately, William E. Seale will serve solely as Chief Economist, and will no longer serve as Chief Investment Officer, of ProFund Advisors LLC and its investment advisory affiliates. Furthermore, effective immediately, George O. Foster will serve as Acting Chief Investment Officer of ProFund Advisors LLC and its investment advisory affiliates. Accordingly, any references to William E. Seale and George O. Foster in the Prospectus under the heading “ProFunds Management” and in the SAI under the heading “Management of ProFunds” are hereby amended consistent with the above-referenced changes.

Please retain this supplement for future reference.